Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps	$ 131,112	$ (847,943)	$ 0
Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) - Effective Portion
Interest rate swaps	$ 131,112	$ (847,943)